ANALYSIS OF OPERATING SEGMENTS - Statement of financial position (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Trading assets	$ 9,113,668	$ 7,204,312
Investment securities	26,000,311	23,030,159
Hedging derivative assets	166,598	30,138
Investments in associates and joint ventures	987,962	982,743
Loans and receivables	173,942,317	168,685,654
Other Assets	68,621,733	59,742,147
Total Assets	278,832,589	259,675,153
Liabilities
Customer Deposits	175,491,421	164,359,451
Borrowings	54,844,576	51,211,990
Other Liabilities	15,148,323	14,549,364
Total Liabilities	245,484,320	230,120,805
Banco de Bogota S.A.
Assets
Trading assets	4,199,830	3,086,060
Investment securities	14,721,063	11,238,754
Hedging derivative assets	163,004	32,981
Investments in associates and joint ventures	4,752,358	4,157,015
Loans and receivables	113,110,128	111,018,238
Other Assets	38,073,197	33,769,462
Total Assets	175,019,580	163,302,510
Liabilities
Customer Deposits	117,794,986	108,404,522
Borrowings	29,359,125	28,560,065
Other Liabilities	6,005,467	6,670,148
Total Liabilities	153,159,578	143,634,735
Banco de Occidente S.A.
Assets
Trading assets	2,730,366	1,670,934
Investment securities	4,487,707	5,070,964
Investments in associates and joint ventures	1,434,246	1,247,935
Loans and receivables	29,374,122	26,996,654
Other Assets	4,551,257	3,935,123
Total Assets	42,577,698	38,921,610
Liabilities
Customer Deposits	28,726,381	25,592,232
Borrowings	7,195,231	6,881,717
Other Liabilities	1,787,008	1,941,504
Total Liabilities	37,708,620	34,415,453
Banco Popular S.A.
Assets
Trading assets	284,790	235,283
Investment securities	2,556,181	2,900,778
Investments in associates and joint ventures	486,524	396,289
Loans and receivables	19,260,152	18,287,166
Other Assets	2,529,930	2,829,152
Total Assets	25,117,577	24,648,668
Liabilities
Customer Deposits	16,988,939	17,571,388
Borrowings	3,955,801	3,139,013
Other Liabilities	1,102,857	1,047,333
Total Liabilities	22,047,597	21,757,734
Banco Commercial Av Villas S A
Assets
Trading assets	295,234	302,226
Investment securities	1,675,897	1,225,551
Investments in associates and joint ventures	3,027	2,347
Loans and receivables	11,671,190	11,027,826
Other Assets	1,562,189	1,649,531
Total Assets	15,207,537	14,207,481
Liabilities
Customer Deposits	11,851,426	11,425,400
Borrowings	1,078,588	647,872
Other Liabilities	482,383	514,029
Total Liabilities	13,412,397	12,587,301
Corporacion Financiera Colombiana S.A.
Assets
Trading assets	1,729,563	1,987,205
Investment securities	3,316,757	3,189,297
Hedging derivative assets	3,594	43
Investments in associates and joint ventures	752,060	759,222
Loans and receivables	2,115,859	2,575,561
Other Assets	23,891,745	17,729,308
Total Assets	31,809,578	26,240,636
Liabilities
Customer Deposits	4,067,504	3,805,028
Borrowings	12,152,007	9,673,342
Other Liabilities	5,622,013	4,643,578
Total Liabilities	21,841,524	18,121,948
All other segments
Assets
Trading assets	187	212
Investments in associates and joint ventures	405
Other Assets	4,129,975	3,924,117
Total Assets	4,130,567	3,924,329
Liabilities
Borrowings	4,484,293	4,376,021
Other Liabilities	519,887	443,591
Total Liabilities	5,004,180	4,819,612
Elimination of intersegment amounts [member]
Assets
Trading assets	(126,302)	(77,608)
Investment securities	(757,294)	(595,185)
Hedging derivative assets		(2,886)
Investments in associates and joint ventures	(6,440,658)	(5,580,065)
Loans and receivables	(1,589,134)	(1,219,791)
Other Assets	(6,116,560)	(4,094,546)
Total Assets	(15,029,948)	(11,570,081)
Liabilities
Customer Deposits	(3,937,815)	(2,439,119)
Borrowings	(3,380,469)	(2,066,040)
Other Liabilities	(371,292)	(710,819)
Total Liabilities	$ (7,689,576)	$ (5,215,978)